Organization and principal activities (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended		12 Months Ended
	Sep. 06, 2011	Dec. 31, 2014 USD ($) entity	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Nov. 21, 2012 Common shares [Member]	Nov. 21, 2012 Class A common shares [Member]	Dec. 31, 2014 Class A common shares [Member]	Dec. 31, 2013 Class A common shares [Member]	Dec. 31, 2012 Class A common shares [Member] Common shares [Member]	Nov. 21, 2012 ADSs [Member] USD ($)	Nov. 21, 2012 Preferred Shares [Member]	Dec. 31, 2014 Beijing Tuda [Member]	Dec. 31, 2010 Duowan BVI [Member] Zhuhai Duowan Technology [Member]	Dec. 31, 2014 Beijing Huanju Shidai or Duowan Entertainment [Member] Guangzhou Huaduo [Member] Exclusive Technology Support and Technology Services Agreement [Member]	Dec. 31, 2014 Beijing Huanju Shidai or Duowan Entertainment [Member] Guangzhou Huaduo [Member] Exclusive Business Cooperation Agreement [Member]	Dec. 31, 2014 Beijing Huanju Shidai or Duowan Entertainment [Member] Guangzhou Huaduo [Member] Exclusive Option Agreement [Member]	Dec. 31, 2014 Beijing Huanju Shidai or Duowan Entertainment [Member] Beijing Tuda [Member] Exclusive Technology Support and Technology Services Agreement [Member]	Dec. 31, 2014 Beijing Huanju Shidai or Duowan Entertainment [Member] Beijing Tuda [Member] Exclusive Business Cooperation Agreement [Member]	Dec. 31, 2014 Beijing Huanju Shidai or Duowan Entertainment [Member] Beijing Tuda [Member] Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Equity interest owned (as a percent)														100.00%
Equity interest owned (as a percent)													100.00%
Number of shares issued in exchange for each share held by all existing shareholders of Duowan BVI pursuant to a share swap agreement	1
Number of VIEs considered as primary beneficiary		2	2
Number of ADS issued and sold in IPO (in shares)							179,400,000	25,036,140	21,256,900	179,400,000	8,970,000
Number of common shares represented by each ADS							20	20	20
Net proceeds received from IPO, after deducting commissions and offering expenses					550,555						$ 82,055
Number of shares converted into Class B common shares						548,408,914						359,424,310
Period of prior written notice required to terminate the agreement															30 days	30 days		30 days	30 days
Term of agreement																	10 years			10 years
Total assets of the consolidated VIEs and VIE's subsidiaries			2,651,352
Total liabilities of the consolidated VIEs and VIE's subsidiaries			1,169,654
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiaries			292,827